FI - Quantitative information about level 3 liabilities at fair value (Details 16) - Recurring basis SFr in Millions	12 Months Ended
	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2016 CHF (SFr)
Obligation to return securities received as collateral
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 30	SFr 46	SFr 70
Due to banks and customer deposits
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	453	455	410
Trading liabilities
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	3,589	3,226	3,737
Trading liabilities | Debt securities
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	25	2
Trading liabilities | Equity securities
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 37	55
Trading liabilities | Equity securities | Equity/Index-related products | Vendor price | Minimum
Unobservable input
Price (in actuals)	0
Trading liabilities | Equity securities | Equity/Index-related products | Vendor price | Maximum
Unobservable input
Price (in actuals)	3
Trading liabilities | Equity securities | Equity/Index-related products | Vendor price | Weighted average
Unobservable input
Price (in actuals)	0
Trading liabilities | Derivative instruments
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 3,527	3,169
Trading liabilities | Derivative instruments | Interest rate derivatives
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 189	317	538
Trading liabilities | Derivative instruments | Interest rate derivatives | Option model
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities		SFr 205
Trading liabilities | Derivative instruments | Interest rate derivatives | Option model | Minimum
Unobservable input
Basis spread (in bp)	(20)	(25)
Correlation (in %)	1.00%	20.00%
Prepayment rate (in %)	1.00%	6.00%
Trading liabilities | Derivative instruments | Interest rate derivatives | Option model | Maximum
Unobservable input
Basis spread (in bp)	147	52
Correlation (in %)	100.00%	100.00%
Prepayment rate (in %)	26.00%	34.00%
Trading liabilities | Derivative instruments | Interest rate derivatives | Option model | Weighted average
Unobservable input
Basis spread (in bp)	48	19
Correlation (in %)	41.00%	60.00%
Prepayment rate (in %)	7.00%	9.00%
Trading liabilities | Derivative instruments | Interest rate derivatives | Market comparable
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities		SFr 81
Trading liabilities | Derivative instruments | Interest rate derivatives | Market comparable | Minimum
Unobservable input
Price (in %)		1.00%
Trading liabilities | Derivative instruments | Interest rate derivatives | Market comparable | Maximum
Unobservable input
Price (in %)		102.00%
Trading liabilities | Derivative instruments | Interest rate derivatives | Market comparable | Weighted average
Unobservable input
Price (in %)		44.00%
Trading liabilities | Derivative instruments | Foreign exchange derivatives
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 160	SFr 100	150
Trading liabilities | Derivative instruments | Foreign exchange derivatives | Option model
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 57	SFr 64
Trading liabilities | Derivative instruments | Foreign exchange derivatives | Option model | Minimum
Unobservable input
Correlation (in %)	35.00%	(10.00%)
Prepayment rate (in %)	21.00%	27.00%
Trading liabilities | Derivative instruments | Foreign exchange derivatives | Option model | Maximum
Unobservable input
Correlation (in %)	70.00%	70.00%
Prepayment rate (in %)	26.00%	34.00%
Trading liabilities | Derivative instruments | Foreign exchange derivatives | Option model | Weighted average
Unobservable input
Correlation (in %)	53.00%	51.00%
Prepayment rate (in %)	23.00%	30.00%
Trading liabilities | Derivative instruments | Foreign exchange derivatives | Discounted cash flow
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 62	SFr 7
Trading liabilities | Derivative instruments | Foreign exchange derivatives | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	146
Contingent probability (in %)	95.00%	95.00%
Trading liabilities | Derivative instruments | Foreign exchange derivatives | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	535
Contingent probability (in %)	95.00%	95.00%
Trading liabilities | Derivative instruments | Foreign exchange derivatives | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	379
Contingent probability (in %)	95.00%	95.00%
Trading liabilities | Derivative instruments | Foreign exchange derivatives | Market comparable
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 37
Trading liabilities | Derivative instruments | Foreign exchange derivatives | Market comparable | Minimum
Unobservable input
Price (in %)	100.00%
Trading liabilities | Derivative instruments | Foreign exchange derivatives | Market comparable | Maximum
Unobservable input
Price (in %)	100.00%
Trading liabilities | Derivative instruments | Foreign exchange derivatives | Market comparable | Weighted average
Unobservable input
Price (in %)	100.00%
Trading liabilities | Derivative instruments | Credit derivatives
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 1,140	SFr 898	851
Trading liabilities | Derivative instruments | Credit derivatives | Option model
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 20
Trading liabilities | Derivative instruments | Credit derivatives | Option model | Minimum
Unobservable input
Correlation (in %)	50.00%
Credit spread (in bp)	35
Trading liabilities | Derivative instruments | Credit derivatives | Option model | Maximum
Unobservable input
Correlation (in %)	50.00%
Credit spread (in bp)	1,156
Trading liabilities | Derivative instruments | Credit derivatives | Option model | Weighted average
Unobservable input
Correlation (in %)	50.00%
Credit spread (in bp)	320
Trading liabilities | Derivative instruments | Credit derivatives | Discounted cash flow
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 566
Trading liabilities | Derivative instruments | Credit derivatives | Discounted cash flow | Minimum
Unobservable input
Correlation (in %)	38.00%	38.00%
Credit spread (in bp)	3	2
Prepayment rate (in %)	0.00%	0.00%
Recovery rate (in %)	0.00%	10.00%
Discount rate (in %)	3.00%	3.00%
Default rate (in %)	1.00%	1.00%
Loss severity (in %)	16.00%	25.00%
Term Total Return Swap (TRS)/Repurchase spread		176
Trading liabilities | Derivative instruments | Credit derivatives | Discounted cash flow | Maximum
Unobservable input
Correlation (in %)	82.00%	85.00%
Credit spread (in bp)	2,937	973
Prepayment rate (in %)	12.00%	20.00%
Recovery rate (in %)	80.00%	60.00%
Discount rate (in %)	28.00%	50.00%
Default rate (in %)	20.00%	20.00%
Loss severity (in %)	95.00%	100.00%
Term Total Return Swap (TRS)/Repurchase spread		176
Trading liabilities | Derivative instruments | Credit derivatives | Discounted cash flow | Weighted average
Unobservable input
Correlation (in %)	47.00%	54.00%
Credit spread (in bp)	262	172
Prepayment rate (in %)	6.00%	7.00%
Recovery rate (in %)	14.00%	38.00%
Discount rate (in %)	14.00%	16.00%
Default rate (in %)	4.00%	5.00%
Loss severity (in %)	56.00%	67.00%
Term Total Return Swap (TRS)/Repurchase spread		176
Trading liabilities | Derivative instruments | Credit derivatives | Market comparable
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 508
Trading liabilities | Derivative instruments | Credit derivatives | Market comparable | Minimum
Unobservable input
Price (in %)	75.00%
Trading liabilities | Derivative instruments | Credit derivatives | Market comparable | Maximum
Unobservable input
Price (in %)	104.00%
Trading liabilities | Derivative instruments | Credit derivatives | Market comparable | Weighted average
Unobservable input
Price (in %)	89.00%
Trading liabilities | Derivative instruments | Equity/Index-related products
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 1,500	SFr 1,301	1,181
Trading liabilities | Derivative instruments | Equity/Index-related products | Option model
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities		SFr 947
Trading liabilities | Derivative instruments | Equity/Index-related products | Option model | Minimum
Unobservable input
Buyback probability (in %)	50.00%	50.00%
Correlation (in %)	(60.00%)	(60.00%)
Volatility (in %)	0.00%	0.00%
Trading liabilities | Derivative instruments | Equity/Index-related products | Option model | Maximum
Unobservable input
Buyback probability (in %)	100.00%	100.00%
Correlation (in %)	98.00%	98.00%
Volatility (in %)	178.00%	105.00%
Trading liabilities | Derivative instruments | Equity/Index-related products | Option model | Weighted average
Unobservable input
Buyback probability (in %)	74.00%	90.00%
Correlation (in %)	74.00%	55.00%
Volatility (in %)	30.00%	25.00%
Trading liabilities | Derivative instruments | Equity/Index-related products | Vendor price
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities		SFr 62
Trading liabilities | Derivative instruments | Equity/Index-related products | Vendor price | Minimum
Unobservable input
Price (in actuals)		0
Trading liabilities | Derivative instruments | Equity/Index-related products | Vendor price | Maximum
Unobservable input
Price (in actuals)		53
Trading liabilities | Derivative instruments | Equity/Index-related products | Vendor price | Weighted average
Unobservable input
Price (in actuals)		18
Short-term borrowings
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 784	SFr 845	516
Short-term borrowings | Option model
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 644	SFr 288
Short-term borrowings | Option model | Minimum
Unobservable input
Buyback probability (in %)	50.00%
Correlation (in %)	(40.00%)	(40.00%)
Gap risk (in %)	0.00%
Volatility (in %)	2.00%	4.00%
Short-term borrowings | Option model | Maximum
Unobservable input
Buyback probability (in %)	100.00%
Correlation (in %)	98.00%	98.00%
Gap risk (in %)	4.00%
Volatility (in %)	178.00%	105.00%
Short-term borrowings | Option model | Weighted average
Unobservable input
Buyback probability (in %)	74.00%
Correlation (in %)	64.00%	60.00%
Gap risk (in %)	1.00%
Volatility (in %)	32.00%	26.00%
Short-term borrowings | Discounted cash flow
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 61	SFr 527
Short-term borrowings | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	1,018	2
Recovery rate (in %)	40.00%	25.00%
Short-term borrowings | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	1,089	278
Recovery rate (in %)	40.00%	40.00%
Short-term borrowings | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	1,067	175
Recovery rate (in %)	40.00%	29.00%
Short-term borrowings | Market comparable
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities		SFr 24
Short-term borrowings | Market comparable | Minimum
Unobservable input
Price (in %)		11.00%
Short-term borrowings | Market comparable | Maximum
Unobservable input
Price (in %)		47.00%
Short-term borrowings | Market comparable | Weighted average
Unobservable input
Price (in %)		47.00%
Long-term debt
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 12,665	SFr 12,501	13,415
Long-term debt | Long-term debt - of which structured notes over two years
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	11,800	12,259	12,434
Long-term debt | Long-term debt - of which structured notes over two years | Option model
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 9,533	SFr 9,739
Long-term debt | Long-term debt - of which structured notes over two years | Option model | Minimum
Unobservable input
Buyback probability (in %)	50.00%	50.00%
Correlation (in %)	(60.00%)	(60.00%)
Gap risk (in %)	0.00%	0.00%
Mean reversion (in %)	(55.00%)	(14.00%)
Volatility (in %)	0.00%	0.00%
Long-term debt | Long-term debt - of which structured notes over two years | Option model | Maximum
Unobservable input
Buyback probability (in %)	100.00%	100.00%
Correlation (in %)	98.00%	99.00%
Gap risk (in %)	4.00%	2.00%
Mean reversion (in %)	(1.00%)	(1.00%)
Volatility (in %)	178.00%	105.00%
Long-term debt | Long-term debt - of which structured notes over two years | Option model | Weighted average
Unobservable input
Buyback probability (in %)	74.00%	90.00%
Correlation (in %)	65.00%	55.00%
Gap risk (in %)	1.00%	1.00%
Mean reversion (in %)	(7.00%)	(6.00%)
Volatility (in %)	27.00%	21.00%
Long-term debt | Long-term debt - of which structured notes over two years | Discounted cash flow
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 1,570	SFr 1,571
Long-term debt | Long-term debt - of which structured notes over two years | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	(11)	2
Long-term debt | Long-term debt - of which structured notes over two years | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	1,089	729
Long-term debt | Long-term debt - of which structured notes over two years | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	136	105
Long-term debt | Long-term debt - of which structured notes over two years | Market comparable
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 43
Long-term debt | Long-term debt - of which structured notes over two years | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%
Long-term debt | Long-term debt - of which structured notes over two years | Market comparable | Maximum
Unobservable input
Price (in %)	46.00%
Long-term debt | Long-term debt - of which structured notes over two years | Market comparable | Weighted average
Unobservable input
Price (in %)	30.00%
Long-term debt | Long-term debt - of which structured notes over one year and up to two years
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 528	SFr 149
Long-term debt | Long-term debt - of which structured notes over one year and up to two years | Option model
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 427
Long-term debt | Long-term debt - of which structured notes over one year and up to two years | Option model | Minimum
Unobservable input
Correlation (in %)	(40.00%)
Volatility (in %)	2.00%
Long-term debt | Long-term debt - of which structured notes over one year and up to two years | Option model | Maximum
Unobservable input
Correlation (in %)	98.00%
Volatility (in %)	178.00%
Long-term debt | Long-term debt - of which structured notes over one year and up to two years | Option model | Weighted average
Unobservable input
Correlation (in %)	71.00%
Volatility (in %)	31.00%
Long-term debt | Long-term debt - of which structured notes over one year and up to two years | Discounted cash flow
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 3
Long-term debt | Long-term debt - of which structured notes over one year and up to two years | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	112
Long-term debt | Long-term debt - of which structured notes over one year and up to two years | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	112
Long-term debt | Long-term debt - of which structured notes over one year and up to two years | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	112
Other liabilities
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 1,341	1,478	1,684
Other liabilities | Other liabilities - of which failed sales
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities		223	219
Other liabilities | Other liabilities - of which failed sales | Discounted cash flow
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities		SFr 25
Other liabilities | Other liabilities - of which failed sales | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)		1,430
Other liabilities | Other liabilities - of which failed sales | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)		1,430
Other liabilities | Other liabilities - of which failed sales | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)		1,430
Other liabilities | Other liabilities - of which failed sales | Market comparable
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities		SFr 122
Other liabilities | Other liabilities - of which failed sales | Market comparable | Minimum
Unobservable input
Price (in %)		0.00%
Other liabilities | Other liabilities - of which failed sales | Market comparable | Maximum
Unobservable input
Price (in %)		100.00%
Other liabilities | Other liabilities - of which failed sales | Market comparable | Weighted average
Unobservable input
Price (in %)		51.00%
Liabilities
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	18,862	SFr 18,551	19,832
Bank | Obligation to return securities received as collateral
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	30	46	70
Bank | Due to banks and customer deposits
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	453	455	410
Bank | Trading liabilities
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 3,589	3,226	3,737
Bank | Trading liabilities | Equity/Index-related products | Vendor price | Minimum
Unobservable input
Price (in actuals)	0
Bank | Trading liabilities | Equity/Index-related products | Vendor price | Maximum
Unobservable input
Price (in actuals)	3
Bank | Trading liabilities | Equity/Index-related products | Vendor price | Weighted average
Unobservable input
Price (in actuals)	0
Bank | Trading liabilities | Debt securities
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 25	2
Bank | Trading liabilities | Equity securities
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	37	55
Bank | Trading liabilities | Derivative instruments
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	3,527	3,169
Bank | Trading liabilities | Derivative instruments | Interest rate derivatives
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 189	317	538
Bank | Trading liabilities | Derivative instruments | Interest rate derivatives | Option model
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities		SFr 205
Bank | Trading liabilities | Derivative instruments | Interest rate derivatives | Option model | Minimum
Unobservable input
Basis spread (in bp)	(20)	(25)
Correlation (in %)	1.00%	20.00%
Prepayment rate (in %)	1.00%	6.00%
Bank | Trading liabilities | Derivative instruments | Interest rate derivatives | Option model | Maximum
Unobservable input
Basis spread (in bp)	147	52
Correlation (in %)	100.00%	100.00%
Prepayment rate (in %)	26.00%	34.00%
Bank | Trading liabilities | Derivative instruments | Interest rate derivatives | Option model | Weighted average
Unobservable input
Basis spread (in bp)	48	19
Correlation (in %)	41.00%	60.00%
Prepayment rate (in %)	7.00%	9.00%
Bank | Trading liabilities | Derivative instruments | Interest rate derivatives | Market comparable
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities		SFr 81
Bank | Trading liabilities | Derivative instruments | Interest rate derivatives | Market comparable | Minimum
Unobservable input
Price (in %)		1.00%
Bank | Trading liabilities | Derivative instruments | Interest rate derivatives | Market comparable | Maximum
Unobservable input
Price (in %)		102.00%
Bank | Trading liabilities | Derivative instruments | Interest rate derivatives | Market comparable | Weighted average
Unobservable input
Price (in %)		44.00%
Bank | Trading liabilities | Derivative instruments | Foreign exchange derivatives
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 160	SFr 100	150
Bank | Trading liabilities | Derivative instruments | Foreign exchange derivatives | Option model
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 57	SFr 64
Bank | Trading liabilities | Derivative instruments | Foreign exchange derivatives | Option model | Minimum
Unobservable input
Correlation (in %)	35.00%	(10.00%)
Prepayment rate (in %)	21.00%	27.00%
Bank | Trading liabilities | Derivative instruments | Foreign exchange derivatives | Option model | Maximum
Unobservable input
Correlation (in %)	70.00%	70.00%
Prepayment rate (in %)	26.00%	34.00%
Bank | Trading liabilities | Derivative instruments | Foreign exchange derivatives | Option model | Weighted average
Unobservable input
Correlation (in %)	53.00%	51.00%
Prepayment rate (in %)	23.00%	30.00%
Bank | Trading liabilities | Derivative instruments | Foreign exchange derivatives | Discounted cash flow
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 62	SFr 7
Bank | Trading liabilities | Derivative instruments | Foreign exchange derivatives | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	146
Contingent probability (in %)	95.00%	95.00%
Bank | Trading liabilities | Derivative instruments | Foreign exchange derivatives | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	535
Contingent probability (in %)	95.00%	95.00%
Bank | Trading liabilities | Derivative instruments | Foreign exchange derivatives | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	379
Contingent probability (in %)	95.00%	95.00%
Bank | Trading liabilities | Derivative instruments | Foreign exchange derivatives | Market comparable
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 37
Bank | Trading liabilities | Derivative instruments | Foreign exchange derivatives | Market comparable | Minimum
Unobservable input
Price (in %)	100.00%
Bank | Trading liabilities | Derivative instruments | Foreign exchange derivatives | Market comparable | Maximum
Unobservable input
Price (in %)	100.00%
Bank | Trading liabilities | Derivative instruments | Foreign exchange derivatives | Market comparable | Weighted average
Unobservable input
Price (in %)	100.00%
Bank | Trading liabilities | Derivative instruments | Credit derivatives
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 1,140	SFr 898	851
Bank | Trading liabilities | Derivative instruments | Credit derivatives | Option model
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 20
Bank | Trading liabilities | Derivative instruments | Credit derivatives | Option model | Minimum
Unobservable input
Correlation (in %)	50.00%
Credit spread (in bp)	35
Bank | Trading liabilities | Derivative instruments | Credit derivatives | Option model | Maximum
Unobservable input
Correlation (in %)	50.00%
Credit spread (in bp)	1,156
Bank | Trading liabilities | Derivative instruments | Credit derivatives | Option model | Weighted average
Unobservable input
Correlation (in %)	50.00%
Credit spread (in bp)	320
Bank | Trading liabilities | Derivative instruments | Credit derivatives | Discounted cash flow
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 566
Bank | Trading liabilities | Derivative instruments | Credit derivatives | Discounted cash flow | Minimum
Unobservable input
Correlation (in %)	38.00%	38.00%
Credit spread (in bp)	3	2
Prepayment rate (in %)	0.00%	0.00%
Recovery rate (in %)	0.00%	10.00%
Discount rate (in %)	3.00%	3.00%
Default rate (in %)	1.00%	1.00%
Loss severity (in %)	16.00%	25.00%
Term Total Return Swap (TRS)/Repurchase spread		176
Bank | Trading liabilities | Derivative instruments | Credit derivatives | Discounted cash flow | Maximum
Unobservable input
Correlation (in %)	82.00%	85.00%
Credit spread (in bp)	2,937	973
Prepayment rate (in %)	12.00%	20.00%
Recovery rate (in %)	80.00%	60.00%
Discount rate (in %)	28.00%	50.00%
Default rate (in %)	20.00%	20.00%
Loss severity (in %)	95.00%	100.00%
Term Total Return Swap (TRS)/Repurchase spread		176
Bank | Trading liabilities | Derivative instruments | Credit derivatives | Discounted cash flow | Weighted average
Unobservable input
Correlation (in %)	47.00%	54.00%
Credit spread (in bp)	262	172
Prepayment rate (in %)	6.00%	7.00%
Recovery rate (in %)	14.00%	38.00%
Discount rate (in %)	14.00%	16.00%
Default rate (in %)	4.00%	5.00%
Loss severity (in %)	56.00%	67.00%
Term Total Return Swap (TRS)/Repurchase spread		176
Bank | Trading liabilities | Derivative instruments | Credit derivatives | Market comparable
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 508
Bank | Trading liabilities | Derivative instruments | Credit derivatives | Market comparable | Minimum
Unobservable input
Price (in %)	75.00%
Bank | Trading liabilities | Derivative instruments | Credit derivatives | Market comparable | Maximum
Unobservable input
Price (in %)	104.00%
Bank | Trading liabilities | Derivative instruments | Credit derivatives | Market comparable | Weighted average
Unobservable input
Price (in %)	89.00%
Bank | Trading liabilities | Derivative instruments | Equity/Index-related products
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 1,500	SFr 1,301	1,181
Bank | Trading liabilities | Derivative instruments | Equity/Index-related products | Option model
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities		SFr 947
Bank | Trading liabilities | Derivative instruments | Equity/Index-related products | Option model | Minimum
Unobservable input
Buyback probability (in %)	50.00%	50.00%
Correlation (in %)	(60.00%)	(60.00%)
Volatility (in %)	0.00%	0.00%
Bank | Trading liabilities | Derivative instruments | Equity/Index-related products | Option model | Maximum
Unobservable input
Buyback probability (in %)	100.00%	100.00%
Correlation (in %)	98.00%	98.00%
Volatility (in %)	178.00%	105.00%
Bank | Trading liabilities | Derivative instruments | Equity/Index-related products | Option model | Weighted average
Unobservable input
Buyback probability (in %)	74.00%	90.00%
Correlation (in %)	74.00%	55.00%
Volatility (in %)	30.00%	25.00%
Bank | Trading liabilities | Derivative instruments | Equity/Index-related products | Vendor price
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities		SFr 62
Bank | Trading liabilities | Derivative instruments | Equity/Index-related products | Vendor price | Minimum
Unobservable input
Price (in actuals)		0
Bank | Trading liabilities | Derivative instruments | Equity/Index-related products | Vendor price | Maximum
Unobservable input
Price (in actuals)		53
Bank | Trading liabilities | Derivative instruments | Equity/Index-related products | Vendor price | Weighted average
Unobservable input
Price (in actuals)		18
Bank | Short-term borrowings
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 784	SFr 845	516
Bank | Short-term borrowings | Option model
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 644	SFr 288
Bank | Short-term borrowings | Option model | Minimum
Unobservable input
Buyback probability (in %)	50.00%
Correlation (in %)	(40.00%)	(40.00%)
Gap risk (in %)	0.00%
Volatility (in %)	2.00%	4.00%
Bank | Short-term borrowings | Option model | Maximum
Unobservable input
Buyback probability (in %)	100.00%
Correlation (in %)	98.00%	98.00%
Gap risk (in %)	4.00%
Volatility (in %)	178.00%	105.00%
Bank | Short-term borrowings | Option model | Weighted average
Unobservable input
Buyback probability (in %)	74.00%
Correlation (in %)	64.00%	60.00%
Gap risk (in %)	1.00%
Volatility (in %)	32.00%	26.00%
Bank | Short-term borrowings | Discounted cash flow
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 61	SFr 527
Bank | Short-term borrowings | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	1,018	2
Recovery rate (in %)	40.00%	25.00%
Bank | Short-term borrowings | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	1,089	278
Recovery rate (in %)	40.00%	40.00%
Bank | Short-term borrowings | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	1,067	175
Recovery rate (in %)	40.00%	29.00%
Bank | Short-term borrowings | Market comparable
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities		SFr 24
Bank | Short-term borrowings | Market comparable | Minimum
Unobservable input
Price (in %)		11.00%
Bank | Short-term borrowings | Market comparable | Maximum
Unobservable input
Price (in %)		47.00%
Bank | Short-term borrowings | Market comparable | Weighted average
Unobservable input
Price (in %)		47.00%
Bank | Long-term debt
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 12,671	SFr 12,501	13,415
Bank | Long-term debt | Long-term debt - of which structured notes over two years
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	11,800	12,259	12,434
Bank | Long-term debt | Long-term debt - of which structured notes over two years | Option model
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 9,533	SFr 9,739
Bank | Long-term debt | Long-term debt - of which structured notes over two years | Option model | Minimum
Unobservable input
Buyback probability (in %)	50.00%	50.00%
Correlation (in %)	(60.00%)	(60.00%)
Gap risk (in %)	0.00%	0.00%
Mean reversion (in %)	(55.00%)	(14.00%)
Volatility (in %)	0.00%	0.00%
Bank | Long-term debt | Long-term debt - of which structured notes over two years | Option model | Maximum
Unobservable input
Buyback probability (in %)	100.00%	100.00%
Correlation (in %)	98.00%	99.00%
Gap risk (in %)	4.00%	2.00%
Mean reversion (in %)	(1.00%)	(1.00%)
Volatility (in %)	178.00%	105.00%
Bank | Long-term debt | Long-term debt - of which structured notes over two years | Option model | Weighted average
Unobservable input
Buyback probability (in %)	74.00%	90.00%
Correlation (in %)	65.00%	55.00%
Gap risk (in %)	1.00%	1.00%
Mean reversion (in %)	(7.00%)	(6.00%)
Volatility (in %)	27.00%	21.00%
Bank | Long-term debt | Long-term debt - of which structured notes over two years | Discounted cash flow
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 1,570	SFr 1,571
Bank | Long-term debt | Long-term debt - of which structured notes over two years | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	(11)	2
Bank | Long-term debt | Long-term debt - of which structured notes over two years | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	1,089	729
Bank | Long-term debt | Long-term debt - of which structured notes over two years | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	136	105
Bank | Long-term debt | Long-term debt - of which structured notes over two years | Market comparable
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 43
Bank | Long-term debt | Long-term debt - of which structured notes over two years | Market comparable | Minimum
Unobservable input
Price (in %)	0.00%
Bank | Long-term debt | Long-term debt - of which structured notes over two years | Market comparable | Maximum
Unobservable input
Price (in %)	46.00%
Bank | Long-term debt | Long-term debt - of which structured notes over two years | Market comparable | Weighted average
Unobservable input
Price (in %)	30.00%
Bank | Long-term debt | Long-term debt - of which structured notes over one year and up to two years
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 528	SFr 149
Bank | Long-term debt | Long-term debt - of which structured notes over one year and up to two years | Option model
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 427
Bank | Long-term debt | Long-term debt - of which structured notes over one year and up to two years | Option model | Minimum
Unobservable input
Correlation (in %)	(40.00%)
Volatility (in %)	2.00%
Bank | Long-term debt | Long-term debt - of which structured notes over one year and up to two years | Option model | Maximum
Unobservable input
Correlation (in %)	98.00%
Volatility (in %)	178.00%
Bank | Long-term debt | Long-term debt - of which structured notes over one year and up to two years | Option model | Weighted average
Unobservable input
Correlation (in %)	71.00%
Volatility (in %)	31.00%
Bank | Long-term debt | Long-term debt - of which structured notes over one year and up to two years | Discounted cash flow
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 3
Bank | Long-term debt | Long-term debt - of which structured notes over one year and up to two years | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)	112
Bank | Long-term debt | Long-term debt - of which structured notes over one year and up to two years | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)	112
Bank | Long-term debt | Long-term debt - of which structured notes over one year and up to two years | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)	112
Bank | Other liabilities
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 1,327	1,467	1,679
Bank | Other liabilities | Other liabilities - of which failed sales
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities		223	219
Bank | Other liabilities | Other liabilities - of which failed sales | Discounted cash flow
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities		SFr 25
Bank | Other liabilities | Other liabilities - of which failed sales | Discounted cash flow | Minimum
Unobservable input
Credit spread (in bp)		1,430
Bank | Other liabilities | Other liabilities - of which failed sales | Discounted cash flow | Maximum
Unobservable input
Credit spread (in bp)		1,430
Bank | Other liabilities | Other liabilities - of which failed sales | Discounted cash flow | Weighted average
Unobservable input
Credit spread (in bp)		1,430
Bank | Other liabilities | Other liabilities - of which failed sales | Market comparable
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities		SFr 122
Bank | Other liabilities | Other liabilities - of which failed sales | Market comparable | Minimum
Unobservable input
Price (in %)		0.00%
Bank | Other liabilities | Other liabilities - of which failed sales | Market comparable | Maximum
Unobservable input
Price (in %)		100.00%
Bank | Other liabilities | Other liabilities - of which failed sales | Market comparable | Weighted average
Unobservable input
Price (in %)		51.00%
Bank | Liabilities
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	SFr 18,854	SFr 18,540	SFr 19,827